Debt - Maturities of Outstanding Debt (Details) $ in Millions	Jun. 30, 2016 USD ($)
Debt Disclosure [Abstract]
2017	$ 141.4
2018	754.3
2019	29.0
2020	29.0
2021	2,764.9
2022 and thereafter	0.0
Total outstanding debt	$ 3,718.6